Shareholder Report, Holdings (Details) - C000092548 [Member]	Sep. 30, 2024
iShares Core S And P 500 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.70%
Vanguard S And P 500 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.80%
SPDR S And P 500 ETF Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
S And P 500 Index Options Exercise Price 5 500 00 Expiration Date 10 31 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.80%
Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Purchased Options Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%